Note 2 - Significant Accounting Policies and Methods of Application (Details) - Depreciation Expense	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Atlanta Gas Light [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		2.60%	[1]	2.60%	[1]	2.60%	[1]
Chattanooga Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		2.50%	[1]	2.50%	[1]	2.50%	[1]
Elizabethtown Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		2.40%	[2]	2.40%	[2]	2.50%	[2]
Elkton Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		2.40%	[2]	2.40%	[2]	2.40%	[2]
Florida City Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		3.80%	[2]	3.90%	[2]	3.90%	[2]
Nicor Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate	3.07%	3.10%	[2],[3]	4.10%	[2],[3]	4.10%	[2],[3]
Virginia Natural Gas [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate		2.50%	[1]	2.50%	[1]	2.50%	[1]

[1]	Average composite straight-line depreciation rates for depreciable property, excluding transportation equipment, which may be depreciated in excess of useful life and recovered in rates.
[2]	Composite straight-line depreciation rates.
[3]	On October 23, 2013, the Illinois Commission approved a composite depreciation rate of 3.07%. The depreciation rate was effective as of August 30, 2013, the date the depreciation study was filed, and had the effect of reducing our 2013 depreciation expense by $19 million.